Commitments and contingencies - Additional information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 04, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Apr. 30, 2004
Disclosure of other provisions [line items]
Price per barrel		60.20	54.55	54.5	64.2
Not later than one year [member]
Disclosure of other provisions [line items]
Undiscounted future lease payments not yet commenced	$ 1,117
Later than one year and not later than two years [member]
Disclosure of other provisions [line items]
Undiscounted future lease payments not yet commenced	5,180
Later than two years and not later than three years [member]
Disclosure of other provisions [line items]
Undiscounted future lease payments not yet commenced	5,180
West Texas Intermediate [Member]
Disclosure of other provisions [line items]
Contingent asset	$ 12,013	$ 11,608		$ 11,210
Price per barrel	28.50					28.50